Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Schedule of Net Pre-Tax Book Income and/or Loss from Continuing and Discontinued Operations

For financial reporting purposes, the net pre-tax book income and/or loss from continuing and discontinued operations for the U.S. and foreign entities, in the aggregate, was:

(In thousands)	December 31, 2024	December 31, 2023
United States	$(41,746)	$(18,650)
Foreign	—	—
Total	$(41,746)	$(18,650)

Schedule of Income Tax Expense

Income tax expense (benefit) from continuing and discontinued operations consisted of the following for the years ended December 31, 2024 and December 31, 2023:

(In thousands)	December 31, 2024	December 31, 2023
Current:
Federal	$—	$—
State	(2)	2
Foreign	—	—
Subtotal	(2)	2

Deferred:
Federal	—	—
State	—	—
Foreign	—	—
Subtotal	—	—
Total	$(2)	$2

Schedule of Reconciliation of Effective Tax Rate on Income from Continuing Operations and the Statutory Tax Rate

The reconciliation between the Company’s effective tax rate on income from continuing operations discontinued operations and the statutory tax rate for the years ended December 31, 2024 and December 31, 2023 is as follows:

(In thousands)	December 31, 2024	December 31, 2023
Current tax at U.S. statutory rate	$(8,767)	$(3,925)
Nondeductible/nontaxable items	3,336	(336)
State taxes	(872)	(458)
Rate change	(717)	1,613
True-up and other	1,383	2,621
Valuation allowance	5,635	487
Income tax expense (benefit)	$(2)	$2

Schedule of Deferred Tax Assets and Liabilities

The following items comprise the Company’s net deferred tax assets and liabilities as of December 31, 2024 and December 31, 2023:

(In thousands)	December 31, 2024	December 31, 2023
Deferred tax assets:
Net operating loss carryforward	$48,662	$35,491
Accruals, reserves, and other	4,422	11,559
Stock-based compensation	442	706
Research and development tax credit carryforward	—	—
Lease liability	126	464
Fixed assets	116	246
Intangible assets	3,475	3,104
Capitalized sec. 174 R&E	1,731	2,068
Credits	1,221	—
Uncertain tax positions	(1,221)	—
Total Deferred Tax Asset	58,974	53,638

Valuation allowance	(58,852)	(53,219)
Deferred income tax assets, net of Valuation Allowance	122	419

Deferred tax liabilities:
Right-of-Use Asset	(122)	(419)
Total Deferred Tax Liability	(122)	(419)

Net Deferred Tax Asset/(Liability)	$—	$—

Schedule of Net Operating Loss Carryforwards	Such limitations may result in a reduction of the amount of net operating loss carryforwards in future years and possibly the expiration of certain net operating loss carryforwards before their utilization.
(In thousands)	December 31, 2024	December 31, 2023
Jurisdiction	NOL Available	NOL Available
Federal	$675	$675
Federal - Indefinite	196,903	143,552
Subtotal - Federal	197,578	144,227

State	115,846	85,245
State - Indefinite	12,814	8,038
Subtotal - State	128,660	93,283

Foreign	—	—
Foreign - Indefinite	—	—
Subtotal - Foreign	$—	$—

Schedule of Our Unrecognized Tax Benefits	The following table summarizes the activity related to our unrecognized tax benefits (in thousands):
(In thousands)	Year ended December 31, 2024
Unrecognized benefit – beginning of period	$—
Prior period tax position increases	1,100
Current period tax position increases	91
Unrecognized benefit – end of period	$1,191